Share of results of associates - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Share of exceptional gains (losses) of associates	£ 62.3	£ 146.1	£ 47.8
Kantar
Disclosure of associates [line items]
Amortisation and impairment of acquired intangible assets other than goodwill	38.8	54.3	5.3
Restructuring and one-off transformation costs	£ 18.8	£ 89.3	£ 20.3